Exhibit 99.5

Exception Level

Run Date - XX/XX/XXXX

Recovco Loan ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Reviewer Comments
02IFLPKCKHF	XXXXX	XXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	02IFLPKCKHF-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.		XX/XX/XXXX Field Review obtained supports value.		XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
02IFLPKCKHF	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	02IFLPKCKHF-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The borrower's credit history did not meet non-scored borrower guidelines. Credit Score guideline requirements state "A loan with no credit score due to lack of established credit may be permitted with one of the following: a Non-Traditional Mortgage Credit Report (NTMCR) from a credit reporting company; or, the mortgagor’s credit history is independently developed." The loan file was missing the NTMCR.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	02IFLPKCKHF-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title Commitment reflects 2 open Notice of Commencements recorded XX/XX/XXXX and XX/XX/XXXX, page 181. The loan file was missing the Termination Notice for both notices.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX	Credit	Title Policy	Resolved	Resolved	02IFLPKCKHF-H03GLEHV	Title Issue	* Title Issue (Lvl R)	The Proposed Title Insurance Coverage in the Title Commitment was inadequate. Title Coverage Amount guidelines require the Title Coverage Amount:
										Minimum amount of Title Insurance coverage required is equal to the greater of (i) the maximum lending limit or (ii) the amount required by state requirements for the state where the related mortgage property is located. The Title Commitment coverage amount was $XXX. The subject property is located in Florida, and required coverage of the line amount $XXX @ 150%, or $XXX. The Final Title Policy was not in the loan file to verify sufficient coverage was issued after closing.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	02IFLPKCKHF-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file was missing the Loan Submission Schedule.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
02IFLPKCKHF	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	02IFLPKCKHF-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The Borrower's Survivor's pension included in Effective income did not meet documentation requirements. The Pension Income guidelines required the mortgagee must verify and document the mortgagor’s receipt of periodic payments from the mortgagor’s pension. The borrower's pension income was documented with only a line item on one bank statement which did not identify the ACH as a pension payment, but rather a deposit from Fidelity Investm(ents), at page 241.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0JIDTKWTJ5C	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	0JIDTKWTJ5C-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The borrower's credit history reported 1 repossession and 1 non-medical collection placed within the past 24 months. Credit explanations (LOEs) are required for any non-medical collection account or charge off appearing on the credit report within 24-months prior to application date. The explanation and supporting documentation must be consistent with other credit information in the file. If the mortgagor is disputing derogatory credit accounts, the mortgagor must provide a letter of explanation and documentation supporting the basis of the dispute. All explanations must make sense and be consistent with other credit information in the file. The loan file was missing the LOE and supporting documentation for the derogatory accounts.	Missing Documentation. Compensating factor is N/A.			XX/XX/XXXX: Cleared. LOE received.	XX/XX/XXXX: Cleared. LOE received.
0JIDTKWTJ5C	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	0JIDTKWTJ5C-E0OJIYDP	Credit score does not meet guidelines	* Credit score does not meet guidelines (Lvl R)	The borrower's credit score was XXX. If the Credit score is between 551-600 for all borrowers, a letter of explanation addressing the credit issues is required. The loan file was missing a LOE from the borrower.	Missing Documentation. Compensating factor is N/A.			XX/XX/XXXX: Cleared. LOE received.	XX/XX/XXXX: Cleared. LOE received.
0JIDTKWTJ5C	XXXXX	XXXXXX	Credit	Other Disclosures	Resolved	Resolved	0JIDTKWTJ5C-TSSZWXVF	Cert of Counseling - Missing	* Cert of Counseling - Missing (Lvl R)	The loan file was missing the Counseling Certification. All counseled parties must sign/date the XXX or other proprietary counseling certification (if re-counseling waiver is permitted).
										o A copy is required for initial underwriting. o An original with wet signatures of the borrower(s) is required prior to or at closing. The certificate was missing.	Missing Documentation. Compensating factor is N/A.			XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
0LSMYUMJTTN	XXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	0LSMYUMJTTN-3MGROFI3	Title issue	* Title issue (Lvl R)	The loan file was missing the Deed from B1, a married woman, to B1 & B2, and their vesting. Both parties were borrowers and mortgagors on all credit and legal documents. The Title Commitment did not include the deed requirement. The Final Title Policy was not in the loan file to verify final vesting.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0N3IUTUFSIZ	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	0N3IUTUFSIZ-ANNTG956	Collections, liens or judgments not paid at closin	* Collections, liens or judgments not paid at closing (Lvl R)	The loan file did not document compliance with State & Federal Tax Liens guidelines. The guidelines require: • The mortgagee must verify that tax liens are resolved or paid off prior to or at closing.
• Regardless of the amount of the tax lien (or if it appears on title or if it is not on the subject property), the mortgagee must determine if the tax lien was a result of:
o The mortgagors' disregard for financial obligations;
o The mortgagors' inability to manage debt; or
o Extenuating circumstances.
Additionally, The mortgagee must provide the following documentation:
o Evidence of payment in full, if paid prior to settlement; or
o Payoff statement, if paid at settlement; or
o Payment arrangement with creditor, if not paid prior to or at settlement, and a subordination agreement for any liens existing on title.
										The loan file contained copies of both IRS and FTB liens, pages 532 & 534, without the required resolution documentation.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0SZ0RHJCE33	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	0SZ0RHJCE33-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan application and financial worksheet on page 155 and 189 of the loan file reflect $XXX Prudential retirement assets utilized for asset dissipation. The loan file is missing the retirement statements.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
0YWIQBKBR53	XXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	0YWIQBKBR53-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The file was approved using Borrowers with SSI and pension income. The loan file contains award letters for the SSI, however, the recent pension letter from the former employer documenting a lifetime benefit of $XXX is missing from the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
1JDP2232OFM	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	1JDP2232OFM-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan was approved with a social security income of $XXX for borrower one, using a letter from social security administration (p 363) which calculate an estimate based on the borrower social security records. The letter states that they cannot provide the actual benefit amount until the borrower apply for benefits. Furthermore, the Commitment Conditions Addendum (p 356), on item BCC15, required that the borrower must provide an actual award letter from the SS Administration Office stating the exact date he will begin receiving benefits and the exact amount. The loan file is missing the award letter.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
1P5JN2S0M5H	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	1P5JN2S0M5H-4K3ADRIW	Credit report >90 days old at closing	* Credit report >90 days old at closing (Lvl R)	Page 51 of the guidelines dated XXXX states that the Credit Report cannot be older 120 days at the time of closing. The subject loan closed on XX/XX/XXXX and the credit report is dated XX/XX/XXXX. The credit report is older than 120 days.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	4GDWCGI5SNB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the certificate of occupancy.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the note.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	4GDWCGI5SNB-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file is missing the counseling certificate.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	4GDWCGI5SNB-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The loan file is missing the loan submission form.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file is missing the title.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Other Disclosures	Resolved	Resolved	4GDWCGI5SNB-J67UPU9C	Final Application is missing	* Final Application is missing (Lvl R)	The loan file is missing the final loan application.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-6FDJFKOP	Right of Rescission missing or unexecuted	* Right of Rescission missing or unexecuted (Lvl R)	The loan file is missing the 3 day notice of right to cancel transaction.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-IZYSM7OP	Notice of Servicing Transfer missing or unexecuted	* Notice of Servicing Transfer missing or unexecuted (Lvl R)	The loan file is missing the notice of servicing transfer.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
4GDWCGI5SNB	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	4GDWCGI5SNB-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The loan file is missing the deed of trust.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
53GZYXQ5RQS	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	53GZYXQ5RQS-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The loan file was missing Hazard Insurance documentation for the subject property. The policy in the loan file was for the borrowers' previous primary residence. The loan file contains only a Wind and Hail Endorsement for the subject property.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
5N1RHFVMKXI	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	5N1RHFVMKXI-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	The loan file is missing the credit report. A credit supplemental report is on page 277 of the loan file.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
A2JFNOGENTW	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	A2JFNOGENTW-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl R)	The borrower's credit history did not meet program guidelines. There were no extenuating circumstances documented in the loan file. The borrower's Property Taxes were 4 years delinquent at application. The HOA fees had been referred to an Attorney for collection, and the HOA accepted partial payment in satisfaction of the delinquency. The borrower's consumer obligations accessed within the past 24 months were 100% derogatory and in collection. The borrower had no Forward mortgage obligation as the property was free & clear. The LOE at page 319 was not supported with documentation, and the explanation did not support the willingness to pay obligations.	There were no compensating factors qualifying under program guidelines documented in the loan file to offset the borrower's unwillingness to honor obligations. The Property Charge Payment History, Access to Other Credit and additional Expected SSI or Pension Income increase were not available as compensating factors as none applied. A PCSA was established, but the HOA exposure remained after closing.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ACCQQ5UDE05	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ACCQQ5UDE05-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the loan HECM submission form.		XX/XX/XXXX: HECM Submission form provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
CTAZA3HRWU4	XXXXX	XXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	CTAZA3HRWU4-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.		XX/XX/XXXX Field Review obtained supports value.		XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
E2VCLYNXMB1	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	E2VCLYNXMB1-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The Financial Assessment Worksheet included the Asset Dissipation amount from the borrower's Retirement account(s). This imputed income amount was required to be included in Effective Income to meet Residual Income Guidelines. The Assets - Retirement Accounts guidelines require that "the mortgagee must obtain the most recent monthly or quarterly statement to verify and document the existence and amounts in the mortgagor’s retirement accounts, the mortgagor’s eligibility for withdrawals, and the terms and conditions for withdrawal from any retirement account." The loan file was missing all documentation of the Retirement Assets.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ESVYUMD45A3	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	ESVYUMD45A3-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The asset documentation in the loan file did not meet guidelines. The program guidelines Checking and Savings Accounts for a Purchase required: "The mortgagee must obtain a written Verification of Deposit (VOD) and the mortgagors' most recent 2 month’s statements for each account. If a VOD is not obtained, statements showing the previous month’s ending balances for the most recent 2 months is required." The down payment and cash to close the purchase were evidenced only by a single Wire Receipt from the Title Company.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ESVYUMD45A3	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	ESVYUMD45A3-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing the FNMA Loan Submission Schedule.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
EWIHPQYW1QX	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	EWIHPQYW1QX-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The final loan application on page 165 of the loan file utilized retirement asset dissipation funds of $XXX from XXXaccount #XXX. The loan file is missing evidence of the XXXaccount statements to support the income.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
FILW2VP1XKG	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	FILW2VP1XKG-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The appraisal on page 300 shows a 3 family residence and the loan file is missing the 1-4 family rider to the mortgage.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
FYVJITTTVCW	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	FYVJITTTVCW-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The borrower's Pension Income was not properly documented. The Pension Income - Non-Foreign guidelines require the mortgagee must verify and document the mortgagor’s receipt of periodic payments from the mortgagor’s pension. The Underwriter referenced a 1099 for pension income, but the document was not in the loqn file. The borrower's Federal Pension was documented only with 1 ACH deposit on 1 month's bank statement, and not periodic receipt.	For Federal Government pensions only the mortgagee is not required to request additional documentation to demonstrate continuance of federal government pension income. The single line item did reference OPM (Office of Personnel Management) as the originator of the deposit.			XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
HHBYPLN24PZ	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	HHBYPLN24PZ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Tax and Insurance Disclosure at page 555 incorrectly stated the borrower declined the Lender's authority for payment of Property Charges. The loan closed with a PCSA, and required the authority to pay from loan proceeds as stated in the PCSA Addendum, page 523. and Note, page 526.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
HHBYPLN24PZ	XXXXX	XXXXXX	Credit	Insurance	Resolved	Resolved	HHBYPLN24PZ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The Hazard Insurance Declaration page, page 419, reflects the previous mortgagee, SPS, and not RMF. The guidelines state "RMF must be listed as the lien holder in the mortgagee clause."				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
IACJTYSB143	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	IACJTYSB143-SQBKTREO	Condo / PUD rider Missing	* Condo / PUD rider Missing (Lvl R)	The appraisal on page 265 shows a detached PUD and the loan file is missing the PUD Rider to the Mortgage.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
J213MGLRIET	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	J213MGLRIET-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The borrowers' income was missing required and sufficient documentation for Effective income inclusion. The Pension Income - Non-Foreign guidelines require: The mortgagee must verify and document the mortgagors' receipt of periodic payments from the mortgagors' pension. The pension amounted to 100% of Effective income and was documented with only a single month's ACH line item, not periodic payments, page 520. The line item did not include a payor.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
JIL2P2TKID2	XXXXX	XXXXXX	Valuation	ValuationWaterfall	Active	3: Curable	JIL2P2TKID2-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.
JJGT3LUF5YC	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	JJGT3LUF5YC-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the financial assessment worksheet.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
M4BNFPZCIM2	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	M4BNFPZCIM2-E0OJIYDP	Credit score does not meet guidelines	* Credit score does not meet guidelines (Lvl R)	Per applicable Guidelines, page 60; If the Credit score is between XXX-XXX for all borrowers, a letter of explanation addressing the credit issues is required and a PCSA is mandatory. Approval is subject to Underwriting Manager, CHD Lead or UW. The credit report on page 326, reflects a middle score of XXX. The loan file contains a letter of explanation, page 335, however, it only addressed the late payment of the 2nd installment of the XXXX-XXXX property tax.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
PBHMA5P0OEC	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	PBHMA5P0OEC-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the loan HECM submission form.		XX/XX/XXXX: HECM Submission form provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
PFTBQ1JXV1B	XXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	PFTBQ1JXV1B-KVP6W6Y2	Ineligible Borrower	* Ineligible Borrower (Lvl 2)	The loan did not meet seasoning requirements for refinance. The XXX Seasoning Requirements guidelines require the refinance must have a closing date that is at least 12-months after the closing date of the prior loan being refinanced. (12-months seasoning is required.). The Preliminary Title reported the last EE loan closed XX/XX/XXXX, and the current EE loan closed XX/XX/XXXX. The loan closed before the required seasoning.	Passed closing cost and loan proceeds test. LOE from borrower acknowledging benefits and changes from refi recorded in file.			XX/XX/XXXX: Not cleared. Compensating factors were considered and documented.	XX/XX/XXXX: Not cleared. Compensating factors were considered and documented.
PFTBQ1JXV1B	XXXXX	XXXXXX	Compliance	Compliance	Resolved	Resolved	PFTBQ1JXV1B-BP5CA49O	Net Tangible Benefit	* Net Tangible Benefit Incomplete (Lvl R)	The loan file did not document the advantage to the borrower from the XXX to XXX refinance. The Bona Fide, and Net Tangible Benefit guidelines required specific documentation of the benefit to the borrower for the approval at pages GL 196 through GL 198. The loan file was missing this documentation.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PFTBQ1JXV1B	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	PFTBQ1JXV1B-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD-1 in the loan file was not signed or stamped by the closing agent, page 717. Additionally, the addendum to the HUD-1 listing the previous RMF E/E payoff, and taxes paid at closing was not executed by the borrower, page 219.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PHLYU0VMESZ	XXXXX	XXXXXX	Credit	Other Disclosures	Resolved	Resolved	PHLYU0VMESZ-J67UPU9C	Final Application is missing	* Final Application is missing (Lvl R)	The loan file is missing the final loan application dated XX/XXXXXX.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PHLYU0VMESZ	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	PHLYU0VMESZ-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The Mortgage on page 220 is not executed.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
PHLYU0VMESZ	XXXXX	XXXXXX	Credit	Note / Mod	Resolved	Resolved	PHLYU0VMESZ-90SZPSI2	Note missing	* missing documents (Lvl R)	The Note on page 206 is not executed.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
QZJEQ00IMVG	XXXXX	XXXXXX	Valuation	ValuationWaterfall	Active	3: Curable	QZJEQ00IMVG-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.
T0K0TQGQDFX	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	T0K0TQGQDFX-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The appraisal on page 230 shows a 4 family residence and the loan file is missing the 1-4 family rider to the mortgage.		XX/XX/XXXX: Rider provided		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
TEQOF4LHU4L	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	TEQOF4LHU4L-IYAZB5ZX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The subject loan closed as an adjustable rate reverse mortgage HELOC. The loan file is missing the ARM HELOC loan program disclosure information booklet.				XX/XX/XXXX: Resolved. Document received.	XX/XX/XXXX: Resolved. Document received.
TKTZX1YYSQZ	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	TKTZX1YYSQZ-IYAZB5ZX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The subject loan is an adjustable rate HELOC. The loan file is missing the ARM HELOC loan program disclosure booklet.				XX/XX/XXXX: Resolved. Received documentation.	XX/XX/XXXX: Resolved. Received documentation.
TTPFEANZGQ3	XXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	TTPFEANZGQ3-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The Loan file was missing the required Financial Assessment Worksheet and Underwriting approval.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
UGDBRXEE14K	XXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	UGDBRXEE14K-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing required Pension Income Documentation. Retirement income documentation guidelines require Retirement income must be verified from the former employer, or from Federal tax returns. The Pension income used in Effective income was documented with only one line item on one month's bank statement. There was no tax return information or 4506-T in the loan file. The Pension income was required to meet Residual Income guidelines.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
VLVIKJIFRB0	XXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	VLVIKJIFRB0-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title Commitment does not reflect 1st lien position for the XXX . The Commitment reports a Notice of Commencement filed on the subject property, Schedule B1 Exception #17, page 176. Guidelines require "the reverse mortgage must be in first lien position at closing." There was no lien release or Final Title Policy in the loan file to verify 1st lien position for the XXX .				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
W5FSDX2RZWK	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	W5FSDX2RZWK-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the loan HECM submission form.				XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
WLHYD0ZJPF3	XXXXX	XXXXXX	Valuation	Doc Issue	Resolved	Resolved	WLHYD0ZJPF3-7L11HSSH	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl R)	The Appraisal dated XX/XX/XXXX was expired at closing. The Age of Documentation guidelines state the Appraisal documentation was valid for 120 days. The Appraisal was 135 days old at closing. The loan file contained an edit report, page 242, that states Appraisal has been extended to XX/XX and cannot be extended again. "Updated AVM attached." The loan file was missing the updated AVM utilized to approve the Appraisal expiration date extension.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
WWS1X5QGX1L	XXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	WWS1X5QGX1L-3MGROFI3	Title issue	* Title issue (Lvl R)	The Preliminary Title reported a UCC Filing for the attached solar panels on the property, page 584. The Solar Lease/Leased Energy guidelines require the UCC must be terminated at closing. The title work was missing the UCC termination documents.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
XEJXAFMQ54X	XXXXX	XXXXXX	Credit	Title Issue	Resolved	Resolved	XEJXAFMQ54X-3MGROFI3	Title issue	* Title issue (Lvl R)	The proposed Preliminary Title coverage was insufficient. The Title Coverage Amount guideline requires. Minimum amount of Title Insurance coverage required is equal to the greater of (i) the maximum lending limit or (ii) the amount required by state requirements for the state where the related mortgage property is located. The property was located in California, and required the maximum lending limit coverage of $XXX. The Preliminary Title proposed coverage was $XXX, page 358. The Final Title Policy was not in the loan file for review.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
XZSBNIV5JAD	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XZSBNIV5JAD-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The Credit Report in the loan file was missing the OFAC-Clear verification section, and there were no OFAC screen prints for the borrower. The Office of Foreign Assets Control (OFAC) guidelines state "If a credit report indicates a positive OFAC hit, escalate the loan to the Underwriting manager who will research using the OFAC website and further escalate if there is a match." The credit report did not include the OFAC results.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
Y04RNXYP4E5	XXXXX	XXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	Y04RNXYP4E5-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Third Party Appraisal Product does not verifiy the Appraisal Value within 10% tolerance.		XX/XX/XXXX Field Review obtained supports value.		XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
YHJF2OZGQ1O	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The loan file is missing the Mortgage.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the Note.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-IZYSM7OP	Notice of Servicing Transfer missing or unexecuted	* Notice of Servicing Transfer missing or unexecuted (Lvl R)	The loan file is missing the notice of servicing transfer.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	YHJF2OZGQ1O-6FDJFKOP	Right of Rescission missing or unexecuted	* Right of Rescission missing or unexecuted (Lvl R)	The loan file is missing the 3 day refinance right to cancel.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX	Credit	Underwriting	Resolved	Resolved	YHJF2OZGQ1O-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The loan file is missing the loan HECM submission form and loan approval.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	YHJF2OZGQ1O-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file is missing the final loan application dated XX/XX/XXXX.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
YHJF2OZGQ1O	XXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	YHJF2OZGQ1O-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the annual certificate of occupancy.				XX/XX/XXXX: Resolved. Documentation received.	XX/XX/XXXX: Resolved. Documentation received.
ZXHYBYH2DXT	XXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	ZXHYBYH2DXT-IYAZB5ZX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The subject loan closed as an adjustable rate mortgage line of credit and the loan file is missing the HELOC ARM loan program disclosure booklet.				XX/XX/XXXX: Resolved. Received documentation.	XX/XX/XXXX: Resolved. Received documentation.